Equity (Details) - Schedule of other comprehensive income from available for sale investments and cash flow hedges - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt instruments at FVOCI
As of beginning of period	$ (112,223)	$ 102,855	$ 29,184
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	23,004	(233,109)	30,062
Recycling from other comprehensive income to income for the year	(20,173)	18,031	43,609
Subtotals	2,831	(215,078)	73,671
As of end of period	(109,392)	(112,223)	102,855
Cash flow hedges
As of beginning of period	(373,581)	(136,765)	(40,435)
Gains (losses) on the re-measurement of cash flow hedges, before tax	298,029	(211,122)	(93,182)
Recycling adjustments on cash flow hedges, before tax	(43,286)	(25,694)	(3,148)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction
Subtotals	254,743	(236,816)	(96,330)
As of end of period	(118,838)	(373,581)	(136,765)
Other comprehensive income, before taxes	(228,230)	(485,804)	(33,910)
Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	29,536	31,650	(27,464)
Income tax relating to cash flow hedges	32,086	100,867	36,927
Total	61,622	132,517	9,463
Other comprehensive income, net of tax	(166,608)	(353,287)	(24,447)
Attributable to:
Shareholders of the Bank	(167,147)	(353,849)	(25,293)
Non-controlling interest	$ 539	$ 562	$ 846